Other non-operating (expenses) income (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Other Income and Expenses [Abstract]
Change in fair value of an equity security (Note 8)		¥ (22,451)	$ (3,162)	¥ (16,843)	¥ 0
Gains on sale of an equity security (Note 8)		0	0	59,728	0
Gains on deconsolidation of a subsidiary (Note 8)	¥ 71,974	0	0	71,974	10,579
Change in fair value of warrant liabilities		11,719	1,651	(3,245)	(111,299)
Government grants		11,844		59,393	34,507
Foreign currency exchange gains (losses)		(10,349)		(18,216)	18,315
Other non-operating (expenses) income, net		¥ (9,237)	$ (1,301)	¥ 152,791	¥ (47,898)